Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items affecting profit or loss
Interest expense on lease liabilities	$ 15	$ 8	$ 9
Expense on short-term lease contracts	352	383	391
Items affecting profit or loss due to leases	$ 367	$ 391	$ 400